Derivative liability (Tables)	15 Months Ended
Mar. 29, 2014
Schedule of Derivative Instruments [Table Text Block]
		December 28,	December 31,
	Exercise price	2013	2012
275,506 warrants expired on May 19, 2013	US$1.25	$-	$257,564
533,887 warrants expiring on Oct 14, 2014	US$3.45	-	230,471
		$-	$488,035

Schedule of Derivative Instruments, Valuation Assumptions [Table Text Block]
	December 28, 2013	December 31, 2012
Volatility	60%	57% - 83%
Dividend yield	-	-
Risk-free interest rate	0.09%	0.14 – 0.72%
Expected life	0.62 years	0.38 – 1.18 yrs.